Taxes (Tables)	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of the provision for income taxes

	For the years ended June 30,
	2012	2011
U.S. current income tax expense	$-	$-
BVI current income tax expense	-	-
PRC current income tax expense	3,395,237	5,065,380
Total provision for income taxes	3,395,237	$5,065,380

Schedule of the reconciliation of the statutory rates to the company's effective tax rate

	For the years ended June 30,
	2012	2011
U.S. Statutory rate	34.0%	34.0%
Foreign income not recognized in U.S.A	(34.0)%	(34.0)%
BVI income tax	0.0%	0.0%
PRC income tax	25.0%	25.0%
China income tax exemption	(2.8)%	(6.2)%
Other item (1)	(0.8)%	(7.5)%
Effective rate	21.4%	11.3%

(1)	The (0.8)% for the year ended June 30, 2012 mainly represents gain on change in fair value of warrants of $4,852,399 incurred by the Company, which did not incur tax expense to the Company. The (7.5)% for the year ended June 30, 2011 mainly represents change in fair value of warrants of $23,135,827 incurred by the Company that was not subject to the income tax.

Schedule of the reconciliation the valuation allowance
	For years ended June 30,
	2012	2011
Beginning balance	$460,000	$276,000
Additions	160,000	269,000
Deductions	-	(85,000)
Ending balance	$620,000	$460,000

Schedule of taxes payable
	June 30, 2012	June 30, 2011
VAT	$499,658	$888,602
Income tax	814,217	1,710,717
Others	208,187	257,352
Total taxes payable	$1,522,062	$2,856,671